United of Omaha

Separate Account C

Financial Statements as of December 31, 2021, and for each

of the Periods Presented in the Years Ended December 31,

2021 and 2020, and Report of Independent Registered

Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United of Omaha Life Insurance Company

Omaha, NE

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the United of Omaha Separate Account C (the “Account”) as of December 31, 2021; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts included in the table below; the financial highlights for the subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2021 and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising the United of Omaha Separate Account C	Financial Highlights

MFS – Income Series II SC	For the period January 1, 2021 to December 20, 2021, for the years ended December 31, 2020, 2019, 2018 and for the period November 2, 2017 to December 31, 2017.

DWS – Bond	For the period January 1, 2021 to October 28, 2021 and for the years ended December 31, 2020, 2019, 2018 and 2017.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska
April 15, 2022

We have served as the Account’s auditor since 1996.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2021

		Fair Value
	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
NET ASSETS
Investments:
Alger:
American Growth	$5,015,252	$6,577,061	$25,977	$6,603,038	81,439
American Small Capitalization	3,675,357	3,814,649	38,986	3,853,635	138,222
Federated:
Government Money Fund II	628,691	627,093	1,598	628,691	628,691
Fund for U.S. Government Securities II	1,972,314	1,896,673	834	1,897,507	177,172
Fidelity:
VIP Asset Manager	28,127	34,231	—	34,231	1,867
VIP Asset Manager: Growth	2,783,592	4,103,014	5,302	4,108,316	168,512
VIP Contrafund	7,391,715	12,285,728	43,635	12,329,363	226,851
VIP Contrafund SVC CL 2	53,977	94,221	—	94,221	1,794
VIP Equity Income	4,390,019	5,074,280	22,788	5,097,068	194,917
VIP Equity Income SVC CL 2	10,927	12,942	—	12,942	512
VIP Growth	125,108	208,567	—	208,567	2,036
VIP Index 500	3,497,782	9,146,311	83,324	9,229,635	19,710
VIP Index 500 SVC CL 2	105,199	341,083	—	341,083	738
VIP Mid Cap SVC CL 2	302,672	344,718	—	344,718	8,751
MFS:
Core Equity Portfolio	2,540,263	3,320,430	83,895	3,404,325	105,299
Core Equity Portfolio SC	58,159	77,908	—	77,908	2,447
Emerging Growth Series	5,025,303	9,463,082	33,558	9,496,640	119,665
High Yield Series	1,217,371	1,145,991	7,373	1,153,364	206,326
High Yield Series SC	14,386	13,518	—	13,518	2,453
Research Series	2,919,659	4,651,768	2,942	4,654,710	120,620
Income Series II	1,239,398	1,217,581	—	1,217,581	124,116
Pioneer:
Equity Income VCT	528,088	507,775	—	507,775	25,973
Fund VCT	174,728	206,252	—	206,252	10,328
Mid Cap Value VCT	2,776,738	3,418,784	62,778	3,481,562	150,848
Mid Cap Value VCT II	148,505	192,813	—	192,813	8,464
Real Estate Shares VCT	1,905,137	1,606,731	—	1,606,731	150,867
Real Estate Shares VCT II	138,425	115,526	—	115,526	10,807
DWS:
Global Opportunities	977,721	1,066,866	—	1,066,866	81,752
Core Equity VIP	952,797	1,347,300	—	1,347,300	92,981
International	2,010,698	1,959,581	2,681	1,962,262	254,179
International B	14,216	12,827	—	12,827	1,657
Money Market	24,205	24,205	—	24,205	24,205
Small Cap Index VIP	390,571	518,177	—	518,177	27,814
T. Rowe Price
Equity Income	7,498,067	9,463,732	68,155	9,531,887	316,990
International Stock	4,301,233	4,735,442	54,778	4,790,220	299,202
Limited-Term Bond	2,091,216	2,080,907	1,093	2,082,000	424,033
All-Cap Opportunities Portfolio	4,931,806	6,559,447	58,202	6,617,649	171,087
Moderate Allocation	3,866,229	4,629,617	17,662	4,647,279	205,359
Morgan Stanley
VIF Emerging Markets Equity	451,126	560,246	12,698	572,944	31,637
VIF Core Plus Fixed Income	2,932,599	2,784,068	59,184	2,843,252	271,562

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$—	$9,838	$—	$38,436	$11	$1,429
Expenses:
Mortality & expense risk	(70,426)	(57,602)	(44,921)	(37,495)	(6,631)	(7,107)
Administrative charges	(17,600)	(14,082)	(9,198)	(7,666)	(1,772)	(1,888)

Net investment income (expense)	(88,026)	(61,846)	(54,119)	(6,725)	(8,392)	(7,566)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	500,246	469,961	283,433	222,826	—	—
Net realized gain distributions	1,475,607	879,566	1,280,542	257,868	—	—

Net realized gains (losses)	1,975,853	1,349,527	1,563,975	480,694	—	—

Change in unrealized appreciation (depreciation) during the year	(1,180,300)	1,611,096	(1,794,375)	1,448,219	—	—

Increase (decrease) in net assets from operations	707,527	2,898,777	(284,519)	1,922,188	(8,392)	(7,566)

Contract transactions:
Payments received from contract owners	48,697	153,711	88,371	38,808	919	17,108
Transfers between subaccounts (including fixed account), net	(288,065)	(258,527)	(126,497)	(341,895)	36,490	11,181
Transfers for contract benefits and terminations	(717,565)	(913,493)	(408,694)	(340,842)	(41,407)	(138,696)
Contract maintenance charges	(5,509)	(4,517)	(3,589)	(3,515)	(1,670)	(1,775)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(962,442)	(1,022,826)	(450,409)	(647,444)	(5,668)	(112,182)

Total increase (decrease) in net assets	(254,915)	1,875,951	(734,928)	1,274,744	(14,060)	(119,748)
Net assets at beginning of year	6,857,953	4,982,002	4,588,563	3,313,819	642,751	762,499

Net assets at end of year	$6,603,038	$6,857,953	$3,853,635	$4,588,563	$628,691	$642,751

Accumulation units:
Purchases	522	1,380	2,547	541	31,059	66,283
Withdrawals	(9,803)	(15,574)	(8,470)	(12,637)	(36,513)	(157,766)

Net increase (decrease) in units outstanding	(9,281)	(14,194)	(5,923)	(12,096)	(5,454)	(91,483)
Units outstanding at beginning of year	79,130	93,324	63,286	75,382	551,916	643,399

Units outstanding at end of year	69,849	79,130	57,363	63,286	546,462	551,916

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager		VIP Asset Manager: Growth
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$40,429	$49,397	$545	$438	$56,634	$42,924

Expenses:
Mortality & expense risk	(20,542)	(21,815)	(419)	(361)	(41,314)	(38,175)
Administrative charges	(4,278)	(4,523)	(50)	(43)	(8,383)	(7,743)

Net investment income (expense)	15,609	23,059	76	34	6,937	(2,994)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(6,483)	(1,143)	148	21	152,422	124,096
Net realized gain distributions	—	—	186	379	57,797	53,035

Net realized gains (losses)	(6,483)	(1,143)	334	400	210,219	177,131

Change in unrealized appreciation (depreciation) during the year	(75,147)	56,630	2,258	3,311	267,626	420,093

Increase (decrease) in net assets from operations	(66,021)	78,546	2,668	3,745	484,782	594,230

Contract transactions:
Payments received from contract owners	17,620	41,423	—	—	45,933	36,411
Transfers between subaccounts (including fixed account), net	121,743	73,081	—	—	(31,147)	(4,978)
Transfers for contract benefits and terminations	(218,048)	(180,613)	(403)	(341)	(407,988)	(451,640)
Contract maintenance charges	(1,223)	(1,844)	(1)	(1)	(4,585)	(4,388)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(79,908)	(67,953)	(404)	(342)	(397,787)	(424,595)

Total increase (decrease) in net assets	(145,929)	10,593	2,264	3,403	86,995	169,635
Net assets at beginning of year	2,043,436	2,032,843	31,967	28,564	4,021,321	3,851,686

Net assets at end of year	$1,897,507	$2,043,436	$34,231	$31,967	$4,108,316	$4,021,321

Accumulation units:
Purchases	5,667	6,987	—	—	1,021	2,196
Withdrawals	(9,200)	(10,082)	(10)	(10)	(9,344)	(12,050)

Net increase (decrease) in units outstanding	(3,533)	(3,095)	(10)	(10)	(8,323)	(9,854)
Units outstanding at beginning of year	97,545	100,640	798	808	89,757	99,611

Units outstanding at end of year	94,012	97,545	788	798	81,434	89,757

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Fidelity (continued)
	VIP Contrafund		VIP Contrafund SVC CL 2		VIP Equity Income
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$7,426	$25,445	$23	$77	$92,294	$75,248

Expenses:
Mortality & expense risk	(116,714)	(104,973)	(1,088)	(1,254)	(49,419)	(42,231)
Administrative charges	(23,993)	(21,540)	(564)	(603)	(10,166)	(8,682)

Net investment income (expense)	(133,281)	(101,068)	(1,629)	(1,780)	32,709	24,335

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	803,138	670,504	16,199	2,742	101,947	(15,991)
Net realized gain distributions	1,449,511	54,400	10,874	524	542,042	194,930

Net realized gains (losses)	2,252,649	724,904	27,073	3,266	643,989	178,939

Change in unrealized appreciation (depreciation) during the year	579,972	2,062,056	(6,749)	23,643	345,922	9,507

Increase (decrease) in net assets from operations	2,699,340	2,685,892	18,695	25,129	1,022,620	212,781

Contract transactions:
Payments received from contract owners	306,311	85,792	—	—	73,224	54,170
Transfers between subaccounts (including fixed account), net	(211,113)	(334,130)	(75)	(2,581)	(61,844)	(50,725)
Transfers for contract benefits and terminations	(1,376,428)	(1,610,076)	(36,623)	(3,902)	(502,692)	(330,826)
Contract maintenance charges	(8,330)	(7,907)	(6)	(7)	(2,797)	(2,895)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(1,289,560)	(1,866,321)	(36,704)	(6,490)	(494,109)	(330,276)

Total increase (decrease) in net assets	1,409,780	819,571	(18,009)	18,639	528,511	(117,495)
Net assets at beginning of year	10,919,583	10,100,012	112,230	93,591	4,568,557	4,686,052

Net assets at end of year	$12,329,363	$10,919,583	$94,221	$112,230	$5,097,068	$4,568,557

Accumulation units:
Purchases	3,294	807	13	—	1,105	1,922
Withdrawals	(13,392)	(19,486)	(869)	(175)	(9,504)	(8,849)

Net increase (decrease) in units outstanding	(10,098)	(18,679)	(856)	(175)	(8,399)	(6,927)
Units outstanding at beginning of year	95,843	114,522	2,654	2,829	85,873	92,800

Units outstanding at end of year	85,745	95,843	1,798	2,654	77,474	85,873

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Fidelity (continued)
	VIP Equity Income SVC CL 2		VIP Growth		VIP Index 500
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$203	$470	$—	$108	$108,180	$131,450

Expenses:
Mortality & expense risk	(157)	(360)	(2,467)	(1,858)	(88,558)	(78,936)
Administrative charges	(75)	(151)	(294)	(222)	(19,232)	(17,053)

Net investment income (expense)	(29)	(41)	(2,761)	(1,972)	390	35,461

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	2,573	(81)	5,036	3,140	891,976	745,960
Net realized gain distributions	1,395	1,359	40,442	13,740	65,103	26,364

Net realized gains (losses)	3,968	1,278	45,478	16,880	957,079	772,324

Change in unrealized appreciation (depreciation) during the year	(1,203)	31	(4,900)	38,724	1,124,381	416,337

Increase (decrease) in net assets from operations	2,736	1,268	37,817	53,632	2,081,850	1,224,122

Contract transactions:
Payments received from contract owners	—	—	—	—	248,143	10,421
Transfers between subaccounts (including fixed account), net	(56)	530	—	—	(62,213)	(282,388)
Transfers for contract benefits and terminations	(21,881)	(1,709)	(8,348)	(5,992)	(1,183,755)	(1,042,840)
Contract maintenance charges	—	—	(49)	(48)	(5,134)	(6,260)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(21,937)	(1,179)	(8,397)	(6,040)	(1,002,959)	(1,321,067)

Total increase (decrease) in net assets	(19,201)	89	29,420	47,592	1,078,891	(96,945)
Net assets at beginning of year	32,143	32,054	179,147	131,555	8,150,744	8,247,689

Net assets at end of year	$12,942	$32,143	$208,567	$179,147	$9,229,635	$8,150,744

Accumulation units:
Purchases	—	29	—	—	5,913	638
Withdrawals	(967)	(89)	(67)	(68)	(23,291)	(28,853)

Net increase (decrease) in units outstanding	(967)	(60)	(67)	(68)	(17,378)	(28,215)
Units outstanding at beginning of year	1,451	1,511	1,616	1,684	155,889	184,104

Units outstanding at end of year	484	1,451	1,549	1,616	138,511	155,889

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Fidelity (continued)				MFS
	VIP Index 500 SVC CL 2		VIP Mid Cap SVC CL 2		Core Equity Portfolio
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$3,418	$4,550	$1,146	$959	$13,856	$19,927

Expenses:
Mortality & expense risk	(4,187)	(3,713)	(3,120)	(2,331)	(33,521)	(28,282)
Administrative charges	(1,877)	(1,760)	(719)	(554)	(7,537)	(6,296)

Net investment income (expense)	(2,646)	(923)	(2,693)	(1,926)	(27,202)	(14,651)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	47,209	16,358	12,222	(24,003)	140,077	15,103
Net realized gain distributions	2,509	983	53,283	—	237,391	137,682

Net realized gains (losses)	49,718	17,341	65,505	(24,003)	377,468	152,785

Change in unrealized appreciation (depreciation) during the year	29,507	30,049	1,953	41,640	357,613	333,845

Increase (decrease) in net assets from operations	76,579	46,467	64,765	15,711	707,879	471,979

Contract transactions:
Payments received from contract owners	2	387	32,470	4,446	126,785	27,935
Transfers between subaccounts (including fixed account), net	(21,705)	(14,868)	21,162	(30,993)	(121,187)	(96,991)
Transfers for contract benefits and terminations	(44,178)	(5,144)	(46,208)	(10,099)	(443,482)	(204,206)
Contract maintenance charges	(96)	(91)	(159)	(229)	(1,951)	(2,068)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(65,977)	(19,716)	7,265	(36,875)	(439,835)	(275,330)

Total increase (decrease) in net assets	10,602	26,751	72,030	(21,164)	268,044	196,649
Net assets at beginning of year	330,481	303,730	272,688	293,852	3,136,281	2,939,632

Net assets at end of year	$341,083	$330,481	$344,718	$272,688	$3,404,325	$3,136,281

Accumulation units:
Purchases	9	209	776	133	1,439	1,907
Withdrawals	(2,159)	(959)	(678)	(1,373)	(8,660)	(7,182)

Net increase (decrease) in units outstanding	(2,150)	(750)	98	(1,240)	(7,221)	(5,275)
Units outstanding at beginning of year	11,492	12,242	4,803	6,043	57,139	62,414

Units outstanding at end of year	9,342	11,492	4,901	4,803	49,918	57,139

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MFS (continued)
	Core Equity Portfolio SC		Emerging Growth Series		High Yield Series
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$203	$438	$—	$—	$53,582	$64,885

Expenses:
Mortality & expense risk	(1,013)	(1,147)	(91,483)	(83,025)	(11,729)	(11,947)
Administrative charges	(551)	(672)	(19,016)	(17,164)	(2,361)	(2,405)

Net investment income (expense)	(1,361)	(1,381)	(110,499)	(100,189)	39,492	50,533

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	7,783	781	689,395	713,057	(6,592)	(15,444)
Net realized gain distributions	5,612	4,504	1,231,356	527,640	—	—

Net realized gains (losses)	13,395	5,285	1,920,751	1,240,697	(6,592)	(15,444)

Change in unrealized appreciation (depreciation) during the year	4,257	9,980	(13,417)	1,060,774	(7,067)	6,238

Increase (decrease) in net assets from operations	16,291	13,884	1,796,835	2,201,282	25,833	41,327

Contract transactions:
Payments received from contract owners	94	327	152,077	78,143	71,556	828
Transfers between subaccounts (including fixed account), net	(5,896)	(5,010)	(91,818)	(383,968)	61,378	11,145
Transfers for contract benefits and terminations	(32,025)	(5,821)	(1,171,914)	(1,034,829)	(198,945)	(171,826)
Contract maintenance charges	(26)	(31)	(5,725)	(5,602)	(1,039)	(1,121)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(37,853)	(10,535)	(1,117,380)	(1,346,256)	(67,050)	(160,974)

Total increase (decrease) in net assets	(21,562)	3,349	679,455	855,026	(41,217)	(119,647)
Net assets at beginning of year	99,470	96,121	8,817,185	7,962,159	1,194,581	1,314,228

Net assets at end of year	$77,908	$99,470	$9,496,640	$8,817,185	$1,153,364	$1,194,581

Accumulation units:
Purchases	10	17	1,237	781	3,885	1,677
Withdrawals	(1,535)	(530)	(11,966)	(16,243)	(5,995)	(7,000)

Net increase (decrease) in units outstanding	(1,525)	(513)	(10,729)	(15,462)	(2,110)	(5,323)
Units outstanding at beginning of year	4,142	4,655	89,047	104,509	37,434	42,757

Units outstanding at end of year	2,617	4,142	78,318	89,047	35,324	37,434

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MFS (continued)
	High Yield Series SC		Research Series		Income Series II
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$629	$769	$24,062	$27,328	$37,356	$42,824

Expenses:
Mortality & expense risk	(171)	(181)	(45,090)	(38,873)	(12,128)	(11,572)
Administrative charges	(44)	(47)	(9,428)	(8,102)	(2,552)	(2,443)

Net investment income (expense)	414	541	(30,456)	(19,647)	22,676	28,809

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(112)	(130)	205,036	108,689	3,363	3,057
Net realized gain distributions	—	—	252,073	150,643	48,488	—

Net realized gains (losses)	(112)	(130)	457,109	259,332	51,851	3,057

Change in unrealized appreciation (depreciation) during the year	(110)	8	503,627	306,653	(83,136)	57,086

Increase (decrease) in net assets from operations	192	419	930,280	546,338	(8,609)	88,952

Contract transactions:
Payments received from contract owners	—	—	27,541	65,651	20,997	10,156
Transfers between subaccounts (including fixed account), net	(673)	359	(69,409)	(200,152)	114,648	26,735
Transfers for contract benefits and terminations	(946)	(1,167)	(455,021)	(304,532)	(110,362)	(109,175)
Contract maintenance charges	(7)	(6)	(3,468)	(3,283)	(1,167)	(1,266)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(1,626)	(814)	(500,357)	(442,316)	24,116	(73,550)

Total increase (decrease) in net assets	(1,434)	(395)	429,923	104,022	15,507	15,402
Net assets at beginning of year	14,952	15,347	4,224,787	4,120,765	1,202,074	1,186,672

Net assets at end of year	$13,518	$14,952	$4,654,710	$4,224,787	$1,217,581	$1,202,074

Accumulation units:
Purchases	28	18	524	1,488	4,940	2,784
Withdrawals	(103)	(56)	(7,947)	(9,358)	(4,006)	(5,881)

Net increase (decrease) in units outstanding	(75)	(38)	(7,423)	(7,870)	934	(3,097)
Units outstanding at beginning of year	684	722	65,326	73,196	46,658	49,755

Units outstanding at end of year	609	684	57,903	65,326	47,592	46,658

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	MFS (continued)		Pioneer
	Income Series II SC		Equity Income VCT		Fund VCT
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$1	$118	$5,799	$9,426	$177	$806

Expenses:
Mortality & expense risk	(8)	(44)	(4,775)	(4,008)	(2,085)	(1,747)
Administrative charges	(4)	(22)	(1,008)	(842)	(334)	(285)

Net investment income (expense)	(11)	52	16	4,576	(2,242)	(1,226)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	184	16	(2,712)	(25,153)	3,643	(2,499)
Net realized gain distributions	—	—	—	15,428	15,032	13,778

Net realized gains (losses)	184	16	(2,712)	(9,725)	18,675	11,279

Change in unrealized appreciation (depreciation) during the year	(234)	172	102,422	(5,225)	28,417	24,204

Increase (decrease) in net assets from operations	(61)	240	99,726	(10,374)	44,850	34,257

Contract transactions:
Payments received from contract owners	—	—	37	3	11,668	2
Transfers between subaccounts (including fixed account), net	(3,457)	(124)	(373)	5,387	(752)	(872)
Transfers for contract benefits and terminations	—	—	(14,571)	(68,211)	(29,947)	(19,166)
Contract maintenance charges	(6)	(6)	(303)	(270)	(196)	(185)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(3,463)	(130)	(15,210)	(63,091)	(19,227)	(20,221)

Total increase (decrease) in net assets	(3,524)	110	84,516	(73,465)	25,623	14,036
Net assets at beginning of year	3,524	3,414	423,259	496,724	180,629	166,593

Net assets at end of year	$—	$3,524	$507,775	$423,259	$206,252	$180,629

Accumulation units:
Purchases	14	4	35	188	327	5
Withdrawals	(194)	(10)	(441)	(2,224)	(889)	(776)

Net increase (decrease) in units outstanding	(180)	(6)	(406)	(2,036)	(562)	(771)
Units outstanding at beginning of year	180	186	13,124	15,160	5,947	6,718

Units outstanding at end of year	—	180	12,718	13,124	5,385	5,947

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Pioneer (continued)
	Mid Cap Value VCT		Mid Cap Value VCT II		Real Estate Shares VCT
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$30,994	$30,456	$1,404	$1,792	$15,347	$20,029

Expenses:
Mortality & expense risk	(32,557)	(25,335)	(2,415)	(2,349)	(14,144)	(11,789)
Administrative charges	(6,776)	(5,268)	(1,246)	(1,241)	(2,892)	(2,412)

Net investment income (expense)	(8,339)	(147)	(2,257)	(1,798)	(1,689)	5,828

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	56,965	(18,434)	6,936	(1,543)	(62,655)	(54,906)
Net realized gain distributions	—	81,151	—	6,095	—	293,989

Net realized gains (losses)	56,965	62,717	6,936	4,552	(62,655)	239,083

Change in unrealized appreciation (depreciation) during the year	744,499	(24,756)	41,538	(883)	536,054	(355,620)

Increase (decrease) in net assets from operations	793,125	37,814	46,217	1,871	471,710	(110,709)

Contract transactions:
Payments received from contract owners	75,003	14,032	26	327	24,988	9,233
Transfers between subaccounts (including fixed account), net	(29,527)	118,243	(11,037)	6,407	(15,757)	54,196
Transfers for contract benefits and terminations	(258,127)	(103,367)	(52,010)	(7,627)	(111,644)	(83,851)
Contract maintenance charges	(2,227)	(2,166)	(57)	(59)	(912)	(967)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(214,878)	26,742	(63,078)	(952)	(103,325)	(21,389)

Total increase (decrease) in net assets	578,247	64,556	(16,861)	919	368,385	(132,098)
Net assets at beginning of year	2,903,315	2,838,759	209,674	208,755	1,238,346	1,370,444

Net assets at end of year	$3,481,562	$2,903,315	$192,813	$209,674	$1,606,731	$1,238,346

Accumulation units:
Purchases	2,709	3,244	58	628	645	1,211
Withdrawals	(6,619)	(2,437)	(2,348)	(584)	(2,228)	(1,503)

Net increase (decrease) in units outstanding	(3,910)	807	(2,290)	44	(1,583)	(292)
Units outstanding at beginning of year	60,915	60,108	8,228	8,184	22,772	23,064

Units outstanding at end of year	57,005	60,915	5,938	8,228	21,189	22,772

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	Pioneer (continued)		DWS
	Real Estate Shares VCT II		Bond		Global Opportunities
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$1,018	$1,322	$389	$512	$745	$4,608

Expenses:
Mortality & expense risk	(1,255)	(1,078)	(195)	(234)	(10,691)	(8,140)
Administrative charges	(450)	(387)	(24)	(28)	(2,234)	(1,696)

Net investment income (expense)	(687)	(143)	170	250	(12,180)	(5,228)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(3,549)	(4,355)	(750)	(23)	6,362	(14,710)
Net realized gain distributions	—	21,492	—	—	—	—

Net realized gains (losses)	(3,549)	17,137	(750)	(23)	6,362	(14,710)

Change in unrealized appreciation (depreciation) during the year	36,980	(26,069)	306	1,122	136,447	151,022

Increase (decrease) in net assets from operations	32,744	(9,075)	(274)	1,349	130,629	131,084

Contract transactions:
Payments received from contract owners	—	—	—	—	37,923	691
Transfers between subaccounts (including fixed account), net	(443)	3,041	(18,672)	—	(7,890)	11,283
Transfers for contract benefits and terminations	(5,274)	(5,032)	(169)	(199)	(84,796)	(27,772)
Contract maintenance charges	—	—	(2)	(3)	(789)	(749)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(5,717)	(1,991)	(18,843)	(202)	(55,552)	(16,547)

Total increase (decrease) in net assets	27,027	(11,066)	(19,117)	1,147	75,077	114,537
Net assets at beginning of year	88,499	99,565	19,117	17,970	991,789	877,252

Net assets at end of year	$115,526	$88,499	$—	$19,117	$1,066,866	$991,789

Accumulation units:
Purchases	25	93	—	—	711	455
Withdrawals	(153)	(144)	(837)	(9)	(1,798)	(919)

Net increase (decrease) in units outstanding	(128)	(51)	(837)	(9)	(1,087)	(464)
Units outstanding at beginning of year	2,276	2,327	837	846	21,685	22,149

Units outstanding at end of year	2,148	2,276	—	837	20,598	21,685

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	DWS (continued)
	Core Equity VIP		International		International B
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$5,305	$11,111	$47,691	$61,013	$281	$544

Expenses:
Mortality & expense risk	(12,709)	(10,571)	(19,594)	(17,931)	(165)	(210)
Administrative charges	(2,863)	(2,359)	(3,910)	(3,582)	(13)	(39)

Net investment income (expense)	(10,267)	(1,819)	24,187	39,500	103	295

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	47,238	3,685	(7,115)	(48,510)	(1,070)	(335)
Net realized gain distributions	52,745	47,348	—	—	—	—

Net realized gains (losses)	99,983	51,033	(7,115)	(48,510)	(1,070)	(335)

Change in unrealized appreciation (depreciation) during the year	167,161	97,469	133,925	45,633	1,993	141

Increase (decrease) in net assets from operations	256,877	146,683	150,997	36,623	1,026	101

Contract transactions:
Payments received from contract owners	6,614	3,838	44,238	27,321	—	—
Transfers between subaccounts (including fixed account), net	68,723	6,109	39,505	129,233	(1)	—
Transfers for contract benefits and terminations	(171,108)	(31,912)	(169,716)	(278,828)	(6,529)	(812)
Contract maintenance charges	(1,468)	(1,518)	(1,898)	(1,939)	—	—
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(97,239)	(23,483)	(87,871)	(124,213)	(6,530)	(812)

Total increase (decrease) in net assets	159,638	123,200	63,126	(87,590)	(5,504)	(711)
Net assets at beginning of year	1,187,662	1,064,462	1,899,136	1,986,726	18,331	19,042

Net assets at end of year	$1,347,300	$1,187,662	$1,962,262	$1,899,136	$12,827	$18,331

Accumulation units:
Purchases	2,132	638	5,041	9,517	—	—
Withdrawals	(4,708)	(1,438)	(9,463)	(15,690)	(594)	(81)

Net increase (decrease) in units outstanding	(2,576)	(800)	(4,422)	(6,173)	(594)	(81)
Units outstanding at beginning of year	32,614	33,414	101,912	108,085	1,624	1,705

Units outstanding at end of year	30,038	32,614	97,490	101,912	1,030	1,624

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	DWS (continued)				T. Rowe Price
	Money Market		Small Cap Index VIP		Equity Income
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$1	$14	$4,451	$4,215	$143,247	$178,608

Expenses:
Mortality & expense risk	(113)	(74)	(5,544)	(3,835)	(93,738)	(78,474)
Administrative charges	(13)	(8)	(1,298)	(901)	(20,043)	(16,832)

Net investment income (expense)	(125)	(68)	(2,391)	(521)	29,466	83,302

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	—	—	16,164	(400)	296,996	19,432
Net realized gain distributions	—	—	30,948	39,002	664,157	182,224

Net realized gains (losses)	—	—	47,112	38,602	961,153	201,656

Change in unrealized appreciation (depreciation) during the year	—	—	17,480	31,972	956,295	(374,979)

Increase (decrease) in net assets from operations	(125)	(68)	62,201	70,053	1,946,914	(90,021)

Contract transactions:
Payments received from contract owners	—	—	—	—	96,649	149,786
Transfers between subaccounts (including fixed account), net	18,672	3	(2,654)	5,040	(5,125)	85,731
Transfers for contract benefits and terminations	(151)	(118)	(17,698)	(17,310)	(938,363)	(923,718)
Contract maintenance charges	(6)	(7)	(463)	(316)	(4,687)	(4,713)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	18,515	(122)	(20,815)	(12,586)	(851,526)	(692,914)

Total increase (decrease) in net assets	18,390	(190)	41,386	57,467	1,095,388	(782,935)
Net assets at beginning of year	5,815	6,005	476,791	419,324	8,436,499	9,219,434

Net assets at end of year	$24,205	$5,815	$518,177	$476,791	$9,531,887	$8,436,499

Accumulation units:
Purchases	15,071	—	856	198	4,560	7,443
Withdrawals	(126)	(99)	(1,365)	(686)	(18,124)	(19,971)

Net increase (decrease) in units outstanding	14,945	(99)	(509)	(488)	(13,564)	(12,528)
Units outstanding at beginning of year	4,640	4,739	13,177	13,665	149,300	161,828

Units outstanding at end of year	19,585	4,640	12,668	13,177	135,736	149,300

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T. Rowe Price (continued)
	International Stock		Limited-Term Bond		All-Cap Opportunities Portfolio
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$29,027	$26,332	$28,728	$41,671	$—	$—

Expenses:
Mortality & expense risk	(51,191)	(46,148)	(21,838)	(21,567)	(66,516)	(53,540)
Administrative charges	(11,108)	(10,168)	(5,117)	(5,050)	(13,477)	(10,837)

Net investment income (expense)	(33,272)	(29,984)	1,773	15,054	(79,993)	(64,377)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	106,813	51,685	2,239	(889)	377,231	263,236
Net realized gain distributions	320,690	204,807	12,632	—	1,234,621	916,204

Net realized gains (losses)	427,503	256,492	14,871	(889)	1,611,852	1,179,440

Change in unrealized appreciation (depreciation) during the year	(376,397)	364,892	(40,594)	56,717	(379,994)	786,809

Increase (decrease) in net assets from operations	17,834	591,400	(23,950)	70,882	1,151,865	1,901,872

Contract transactions:
Payments received from contract owners	87,365	74,176	11,497	28,382	96,136	40,914
Transfers between subaccounts (including fixed account), net	104,551	(76,583)	161,744	148,104	(94,599)	(295,662)
Transfers for contract benefits and terminations	(461,462)	(424,822)	(222,755)	(196,280)	(738,889)	(497,685)
Contract maintenance charges	(3,437)	(3,548)	(1,690)	(2,156)	(3,220)	(2,981)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(272,983)	(430,777)	(51,204)	(21,950)	(740,572)	(755,414)

Total increase (decrease) in net assets	(255,149)	160,623	(75,154)	48,932	411,293	1,146,458
Net assets at beginning of year	5,045,369	4,884,746	2,157,154	2,108,222	6,206,356	5,059,898

Net assets at end of year	$4,790,220	$5,045,369	$2,082,000	$2,157,154	$6,617,649	$6,206,356

Accumulation units:
Purchases	6,229	6,014	8,376	11,522	881	374
Withdrawals	(15,964)	(22,616)	(11,277)	(12,962)	(6,963)	(9,630)

Net increase (decrease) in units outstanding	(9,735)	(16,602)	(2,901)	(1,440)	(6,082)	(9,256)
Units outstanding at beginning of year	177,401	194,003	122,851	124,291	58,668	67,924

Units outstanding at end of year	167,666	177,401	119,950	122,851	52,586	58,668

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

	T. Rowe Price (continued)		Morgan Stanley
	Moderate Allocation		VIF Emerging Markets Equity		VIF Core Plus Fixed Income
	2021	2020	2021	2020	2021	2020
Income:
Dividends	$45,453	$57,871	$5,043	$6,972	$111,500	$76,688

Expenses:
Mortality & expense risk	(47,180)	(42,456)	(6,127)	(5,119)	(29,310)	(28,637)
Administrative charges	(9,875)	(8,871)	(1,423)	(1,218)	(7,885)	(7,887)

Net investment income (expense)	(11,602)	6,544	(2,507)	635	74,305	40,164

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	112,058	55,984	22,401	3,028	9,615	19,773
Net realized gain distributions	429,675	146,582	—	8,460	184,806	28,034

Net realized gains (losses)	541,733	202,566	22,401	11,488	194,421	47,807

Change in unrealized appreciation (depreciation) during the year	(140,364)	336,458	(7,300)	57,503	(314,726)	78,782

Increase (decrease) in net assets from operations	389,767	545,568	12,594	69,626	(46,000)	166,753

Contract transactions:
Payments received from contract owners	50,606	36,385	34,729	5,028	67,396	45,614
Transfers between subaccounts (including fixed account), net	32,372	(66,892)	6,305	(2)	358,739	32,399
Transfers for contract benefits and terminations	(434,730)	(222,278)	(81,674)	(20,310)	(339,380)	(208,395)
Contract maintenance charges	(3,993)	(3,906)	(366)	(397)	(1,909)	(2,261)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(355,745)	(256,691)	(41,006)	(15,681)	84,846	(132,643)

Total increase (decrease) in net assets	34,022	288,877	(28,412)	53,945	38,846	34,110
Net assets at beginning of year	4,613,257	4,324,380	601,356	547,411	2,804,406	2,770,296

Net assets at end of year	$4,647,279	$4,613,257	$572,944	$601,356	$2,843,252	$2,804,406

Accumulation units:
Purchases	1,087	1,334	1,336	800	16,669	7,981
Withdrawals	(7,066)	(6,238)	(2,575)	(1,364)	(13,327)	(14,460)

Net increase (decrease) in units outstanding	(5,979)	(4,904)	(1,239)	(564)	3,342	(6,479)
Units outstanding at beginning of year	82,170	87,074	19,621	20,185	132,617	139,096

Units outstanding at end of year	76,191	82,170	18,382	19,621	135,959	132,617

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2021 AND 2020

1.	NATURE OF OPERATIONS

United of Omaha Separate Account C (the “Separate Account”) was established by United of Omaha Life Insurance Company (“United”) on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of United’s general account, in addition to those subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2021 or 2020 are:

Alger

Alger American Fund

Alger American LargeCap Growth Portfolio Class O (“American Growth”)

Alger American SmallCap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Fund II (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Equity-Income Portfolio Service Class 2 (“VIP Equity Income SVC CL 2”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap SVC CL 2”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Contrafund Portfolio Service Class 2 (“VIP Contrafund SVC CL 2”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

Fidelity VIP Index 500 Portfolio Service Class 2 (“VIP Index 500 SVC CL 2”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Core Equity Portfolio (“Core Equity Portfolio SC”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS High Yield Initial Class (“High Yield Series”)

MFS High Yield Service Class (“High Yield Series SC”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

MFS VIT II Income Service Class (“Income Series II SC”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Mid Cap Value VCT Portfolio Class II (“Mid Cap Value VCT II”)

Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”)

Pioneer Real Estate Shares VCT Portfolio Class II (“Real Estate Shares VCT II”)

DWS

DWS Variable Series I

DWS Bond VIP Class A (“Bond”)

DWS Global Opportunities VIP Class B (“Global Opportunities”)

DWS Core Equity VIP Class B (“Core Equity VIP”)

DWS CROCI International VIP Class A (“International”)

DWS CROCI International VIP Class B (“International B”)

DWS Government Money Market VIP Class A (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price All-Cap Opportunities Portfolio (“All-Cap Opportunities Portfolio”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

Effective April 30, 2021, “T. Rowe Price New American Growth” was renamed “T. Rowe Price All-Cap Opportunities Portfolio”.

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2021 or 2020:

Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 (“VIP Asset Manager: Growth SVC CL 2”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class II (“UIF Core Plus Fixed Income II”)

MFS Growth Series Portfolio Service Class (“Emerging Growth Series SC”)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in the absence of quoted market prices.

The World Health Organization declared the spread of the COVID-19 virus as a pandemic on March 11, 2020. The pandemic and actions taken against it globally in response have disrupted business activities throughout the world through 2021 and 2020 and will continue into 2022. As events and responses continue to evolve, it is not possible to reliably estimate the severity of these events on the Separate Account’s future financial statements. The Separate Account believes it has the ability to sustain its operations, maintain adequate liquidity and capital levels, and meet all obligations of policyholders as of the date these financial statements were issued.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of United, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2021, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -

Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and net gains and losses resulting from the timing of executed trades.

Subsequent Events - Subsequent events have been evaluated through April 15, 2022, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality & Expense Risk Charge:

United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The nominal annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	1.25%	Series V	1.00%
Ultra-Access	1.40%	Ultra-Rewards	1.25%
Ultra-Select	1.50%

These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	0.15%
Series V	0.20%
Ultra-Rewards and Ultra-Select	0.15%	(0% for accumulation value of $100,000 or more)
Ultra-Access	0.20%

The daily administrative expense charges for Ultra-Rewards and Ultra-Select products are reflected in the Statement of Operations and Changes in Net Assets within the “Mortality & expense risk” financial statement line item aggregated with the mortality and expense risk charges for those products. For the remaining products, the daily administrative expense charges are broken out separately in the Statement of Operations and Changes in Net Assets within the “Administrative charges” financial statement line item.

These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

Enhanced Death Benefit - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the contract owner an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of 0.30% of the accumulation value is deducted from each contract with this feature. For Series V, a daily charge equivalent to an annual rate of 0.35% of the accumulation value is deducted from each contract issued prior to May 1, 2003. A daily charge equal to an annual rate of 0.30% of accumulation value is deducted from each contract issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V contracts issued prior to May 1, 1998 are assessed a daily charge of 0.35% of the accumulation value through a reduction of unit value for each contract with this feature.

Enhanced Credit Rider - Ultra-Rewards contract owners can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each contract for this charge for the first eight contract years. These charges are assessed through the reduction of unit values.

Enhanced Earnings Death Benefit Charge - Ultra-Select and Ultra-Rewards contract owners can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Return Benefits Charge - Series V, Ultra-Select and Ultra-Access contract owners can elect the returns benefit rider. An annual charge is calculated and assessed on the contract anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Contract Maintenance Charges:

Withdrawal Charge - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units.

Transfer fees - A transfer fee of $10 ($20 for Ultra Select contract owners) may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the date of the transfer as a redemption of units.

Contract Fee - There is an annual contract fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. United guarantees the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the year ended December 31, 2021, were as follows:

	Purchases	Sales
Alger
American Growth	$51,339	$1,101,807
American Small Capitalization	171,253	675,781

Federated
Government Money Fund II	34,665	48,736
Fund for U.S. Government Securities II	111,599	216,327

Fidelity
VIP Asset Manager	—	873
VIP Asset Manager: Growth	46,189	493,672
VIP Contrafund	454,178	1,884,445
VIP Contrafund SVC CL 2	586	38,943
VIP Equity Income	67,906	621,600
VIP Equity Income SVC CL 2	—	22,169
VIP Growth	—	11,158
VIP Index 500	365,643	1,476,392
VIP Index 500 SVC CL 2	159	72,200
VIP Mid Cap SVC CL 2	51,520	48,094

MFS
Core Equity Portfolio	91,920	572,813
Core Equity Portfolio SC	213	39,630
Emerging Growth Series	134,632	1,362,510
High Yield Series	122,335	203,475
High Yield Series SC	587	2,428
Research Series	36,284	591,159
Income Series II	121,131	111,695
Income Series II SC	278	3,753

Pioneer
Equity Income VCT	1,062	22,054
Fund VCT	11,953	33,599
Mid Cap Value VCT	154,258	408,468
Mid Cap Value VCT II	1,422	68,160
Real Estate Shares VCT	38,930	159,292
Real Estate Shares VCT II	1,193	8,615

DWS
Bond	—	19,062
Global Opportunities	36,162	104,638
Core Equity VIP	91,913	204,725
International	94,035	205,410
International B	—	6,708
Money Market	18,671	282
Small Cap Index VIP	35,893	63,551

T. Rowe Price
Equity Income	289,964	1,255,271
International Stock	163,483	498,765
Limited-Term Bond	137,061	215,220
All-Cap Opportunities Portfolio	108,783	929,349
Moderate Allocation	60,520	473,320

Morgan Stanley
VIF Emerging Markets Equity	40,425	88,981
VIF Core Plus Fixed Income	336,487	288,836

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

United has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”) to perform administrative functions on behalf of United with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

United has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger
American Growth - 2021	69,849	$37.78	to	$113.91	$6,603,038	0.00%	1.20%	to	2.20%	9.73%	to	10.50%
American Growth - 2020	79,130	34.43	to	103.09	6,857,953	0.17%	1.20%	to	2.20%	65.02%	to	73.36%
American Growth - 2019	93,324	19.86	to	62.47	4,982,002	0.00%	1.20%	to	2.20%	24.59%	to	26.69%
American Growth - 2018	102,532	15.94	to	49.62	4,394,963	0.00%	1.20%	to	2.20%	0.30%	to	1.57%
American Growth - 2017	112,710	16.76	to	49.14	4,811,674	0.00%	1.20%	to	2.20%	26.02%	to	27.72%

American Small Capitalization - 2021	57,363	41.15	to	68.38	3,853,635	0.00%	1.20%	to	2.20%	-7.51%	to	-7.18%
American Small Capitalization - 2020	63,286	44.49	to	73.67	4,588,563	0.97%	1.20%	to	2.20%	41.32%	to	64.59%
American Small Capitalization - 2019	75,382	27.03	to	52.13	3,313,819	0.00%	1.20%	to	2.20%	26.49%	to	28.57%
American Small Capitalization - 2018	84,129	21.23	to	40.98	2,895,029	0.00%	1.20%	to	2.20%	-0.17%	to	0.83%
American Small Capitalization - 2017	92,767	21.26	to	34.84	3,175,054	0.00%	1.20%	to	2.20%	26.68%	to	27.95%

Federated
Government Money Fund II - 2021	546,462	0.82	to	1.22	628,691	0.00%	1.20%	to	2.20%	-2.38%	to	-1.61%
Government Money Fund II - 2020	551,916	0.84	to	1.24	642,751	0.20%	1.20%	to	2.20%	-0.80%	to	1.20%
Government Money Fund II - 2019	643,399	0.83	to	1.25	762,499	1.60%	1.20%	to	2.20%	-1.16%	to	1.65%
Government Money Fund II - 2018	749,189	0.83	to	1.24	889,660	1.26%	1.20%	to	2.20%	-1.12%	to	0.00%
Government Money Fund II - 2017	806,213	0.86	to	1.24	957,127	0.31%	1.20%	to	2.20%	-2.27%	to	-1.09%

Fund for U.S. Government Securities II - 2021	94,012	13.05	to	21.33	1,897,507	2.05%	1.20%	to	2.20%	-4.04%	to	-3.22%
Fund for U.S. Government Securities II - 2020	97,545	13.60	to	22.04	2,043,436	2.42%	1.20%	to	2.20%	3.96%	to	6.00%
Fund for U.S. Government Securities II - 2019	100,640	12.83	to	21.20	2,032,843	2.48%	1.20%	to	2.20%	3.55%	to	5.29%
Fund for U.S. Government Securities II - 2018	116,585	12.39	to	20.26	2,264,590	2.46%	1.20%	to	2.20%	-1.62%	to	-0.73%
Fund for U.S. Government Securities II - 2017	128,911	12.93	to	20.41	2,532,133	2.44%	1.20%	to	2.20%	-0.15%	to	0.69%

Fidelity
VIP Asset Manager - 2021	788	43.42	to	43.42	34,231	1.65%	1.40%	to	1.40%	8.39%	to	8.39%
VIP Asset Manager - 2020	798	40.06	to	40.06	31,967	1.45%	1.40%	to	1.40%	13.26%	to	13.26%
VIP Asset Manager - 2019	808	35.37	to	35.37	28,564	1.83%	1.40%	to	1.40%	16.58%	to	16.58%
VIP Asset Manager - 2018	817	30.34	to	30.34	24,789	1.76%	1.40%	to	1.40%	-6.67%	to	-6.67%
VIP Asset Manager - 2017	820	32.51	to	32.51	26,669	1.91%	1.40%	to	1.40%	12.53%	to	12.53%

VIP Asset Manager: Growth - 2021	81,434	25.89	to	50.96	4,108,316	1.39%	1.20%	to	1.60%	12.18%	to	12.59%
VIP Asset Manager: Growth - 2020	89,757	23.08	to	45.26	4,021,321	1.09%	1.20%	to	1.60%	15.46%	to	15.87%
VIP Asset Manager: Growth - 2019	99,611	19.99	to	39.06	3,851,686	1.54%	1.20%	to	1.60%	20.86%	to	22.08%
VIP Asset Manager: Growth - 2018	110,300	16.53	to	32.19	3,514,817	1.48%	1.20%	to	1.60%	-9.08%	to	-8.76%
VIP Asset Manager: Growth - 2017	118,376	18.18	to	35.28	4,125,204	1.25%	1.20%	to	1.60%	16.91%	to	17.33%

VIP Contrafund - 2021	85,745	68.79	to	146.79	12,329,363	0.06%	1.20%	to	1.60%	25.85%	to	26.30%
VIP Contrafund - 2020	95,843	54.66	to	116.22	10,919,583	0.24%	1.20%	to	1.60%	28.55%	to	29.00%
VIP Contrafund - 2019	114,522	42.52	to	90.09	10,100,012	0.47%	1.20%	to	1.60%	29.49%	to	30.78%
VIP Contrafund - 2018	124,742	32.82	to	69.30	8,445,330	0.73%	1.20%	to	1.60%	-7.88%	to	-7.50%
VIP Contrafund - 2017	142,202	35.61	to	74.92	10,381,760	1.00%	1.20%	to	1.60%	19.93%	to	20.41%

VIP Contrafund SVC CL 2 - 2021	1,798	52.41	to	52.41	94,221	0.02%	1.25%	to	2.20%	21.46%	to	25.11%
VIP Contrafund SVC CL 2 - 2020	2,654	41.89	to	43.15	112,230	0.07%	1.25%	to	2.20%	9.16%	to	35.13%
VIP Contrafund SVC CL 2 - 2019	2,829	31.00	to	39.53	93,591	0.22%	1.25%	to	2.20%	28.42%	to	29.63%
VIP Contrafund SVC CL 2 - 2018	3,168	24.14	to	30.62	81,332	0.47%	1.25%	to	2.20%	-8.42%	to	-8.28%
VIP Contrafund SVC CL 2 - 2017	3,304	27.80	to	28.50	92,600	0.79%	1.25%	to	2.20%	19.31%	to	19.45%

VIP Equity Income - 2021	77,474	33.24	to	66.91	5,097,068	1.91%	1.20%	to	1.60%	22.97%	to	23.38%
VIP Equity Income - 2020	85,873	27.03	to	54.23	4,568,557	1.63%	1.20%	to	1.60%	5.05%	to	5.42%
VIP Equity Income - 2019	92,800	25.73	to	51.44	4,686,052	1.95%	1.20%	to	1.60%	25.41%	to	26.67%
VIP Equity Income - 2018	114,731	20.51	to	40.85	4,589,570	2.28%	1.20%	to	1.60%	-9.77%	to	-9.40%
VIP Equity Income - 2017	125,887	22.72	to	45.09	5,573,504	1.67%	1.20%	to	1.60%	11.07%	to	11.55%

VIP Equity Income SVC CL 2 -2021	484	26.47	to	29.35	12,942	0.90%	1.25%	to	2.20%	22.26%	to	22.85%
VIP Equity Income SVC CL 2 -2020	1,451	21.65	to	23.89	32,143	1.46%	1.25%	to	2.20%	-18.66%	to	10.46%
VIP Equity Income SVC CL 2 -2019	1,511	19.60	to	29.37	32,054	1.83%	1.25%	to	2.20%	24.29%	to	25.47%
VIP Equity Income SVC CL 2 -2018	1,667	15.77	to	23.49	28,314	1.37%	1.25%	to	2.20%	-10.25%	to	-9.83%
VIP Equity Income SVC CL 2 -2017	4,488	18.53	to	20.14	83,852	1.52%	1.25%	to	2.20%	10.49%	to	11.09%

VIP Growth - 2021	1,549	134.66	to	134.66	208,567	0.00%	1.40%	to	1.40%	21.49%	to	21.49%
VIP Growth - 2020	1,616	110.84	to	110.84	179,147	0.07%	1.40%	to	1.40%	41.88%	to	41.88%
VIP Growth - 2019	1,684	78.12	to	78.12	131,555	0.27%	1.40%	to	1.40%	32.43%	to	32.43%
VIP Growth - 2018	1,752	58.99	to	58.99	103,334	0.27%	1.40%	to	1.40%	-1.57%	to	-1.57%
VIP Growth - 2017	1,775	59.93	to	59.93	106,366	0.22%	1.40%	to	1.40%	33.24%	to	33.24%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Fidelity (cont’d)
VIP Index 500 - 2021	138,511	$44.60	to	$115.71	$9,229,635	1.24%	1.20%	to	1.60%	26.60%	to	26.78%
VIP Index 500 - 2020	155,889	35.23	to	91.27	8,150,744	1.60%	1.20%	to	1.60%	16.42%	to	16.58%
VIP Index 500 - 2019	184,104	30.26	to	78.29	8,247,689	1.98%	1.20%	to	1.60%	29.27%	to	30.57%
VIP Index 500 - 2018	207,305	23.40	to	60.45	7,098,015	1.93%	1.20%	to	1.60%	-6.04%	to	-5.07%
VIP Index 500 - 2017	227,181	24.89	to	64.19	8,226,761	1.79%	1.20%	to	1.60%	19.82%	to	20.95%

VIP Index 500 SVC CL 2 - 2021	9,342	33.63	to	39.68	341,083	1.02%	1.25%	to	2.20%	25.44%	to	26.45%
VIP Index 500 SVC CL 2 - 2020	11,492	26.81	to	31.38	330,481	1.43%	1.25%	to	2.20%	-14.77%	to	15.36%
VIP Index 500 SVC CL 2 - 2019	12,242	23.24	to	36.82	303,730	1.71%	1.25%	to	2.20%	28.19%	to	29.38%
VIP Index 500 SVC CL 2 - 2018	16,032	18.13	to	28.57	313,421	1.53%	1.25%	to	2.20%	-6.83%	to	-5.92%
VIP Index 500 SVC CL 2 - 2017	20,238	19.46	to	22.79	421,127	1.58%	1.25%	to	2.20%	18.73%	to	19.88%

VIP Mid Cap SVC CL 2 - 2021	4,901	62.13	to	70.87	344,718	0.37%	1.20%	to	2.20%	22.96%	to	23.81%
VIP Mid Cap SVC CL 2 - 2020	4,803	50.53	to	57.24	272,688	0.34%	1.20%	to	2.20%	5.45%	to	20.83%
VIP Mid Cap SVC CL 2 - 2019	6,043	41.82	to	54.28	293,852	0.68%	1.20%	to	2.20%	20.48%	to	22.45%
VIP Mid Cap SVC CL 2 - 2018	6,644	34.71	to	44.33	265,952	0.44%	1.20%	to	2.20%	-16.39%	to	-15.80%
VIP Mid Cap SVC CL 2 - 2017	6,678	43.26	to	47.97	317,858	0.48%	1.20%	to	2.20%	18.26%	to	19.09%

MFS
Core Equity Portfolio - 2021	49,918	44.22	to	71.25	3,404,325	0.42%	1.20%	to	1.60%	23.38%	to	23.81%
Core Equity Portfolio - 2020	57,139	35.84	to	57.55	3,136,281	0.66%	1.20%	to	1.60%	16.86%	to	17.28%
Core Equity Portfolio - 2019	62,414	30.67	to	49.07	2,939,632	0.79%	1.20%	to	1.60%	31.18%	to	32.37%
Core Equity Portfolio - 2018	81,825	23.38	to	37.29	2,939,055	0.71%	1.20%	to	1.60%	-5.34%	to	-4.41%
Core Equity Portfolio - 2017	90,996	24.70	to	39.25	3,436,912	0.95%	1.20%	to	1.60%	22.85%	to	24.07%

Core Equity Portfolio SC - 2021	2,617	28.14	to	33.21	77,908	0.23%	1.25%	to	2.20%	22.29%	to	23.32%
Core Equity Portfolio SC - 2020	4,142	23.01	to	26.93	99,470	0.45%	1.25%	to	2.20%	-31.32%	to	15.80%
Core Equity Portfolio SC - 2019	4,655	19.87	to	39.21	96,121	0.72%	1.25%	to	2.20%	29.95%	to	31.19%
Core Equity Portfolio SC - 2018	7,833	15.29	to	30.00	129,733	0.45%	1.25%	to	2.20%	-6.20%	to	-5.29%
Core Equity Portfolio SC - 2017	8,602	16.30	to	19.09	151,046	0.71%	1.25%	to	2.20%	21.82%	to	23.00%

Emerging Growth Series - 2021	78,318	59.26	to	124.30	9,496,640	0.00%	1.20%	to	1.60%	21.61%	to	22.05%
Emerging Growth Series - 2020	89,047	48.73	to	101.84	8,817,185	0.00%	1.20%	to	1.60%	29.81%	to	30.28%
Emerging Growth Series - 2019	104,509	37.54	to	78.17	7,962,159	0.00%	1.20%	to	1.60%	35.96%	to	37.33%
Emerging Growth Series - 2018	112,093	27.60	to	57.27	6,282,056	0.10%	1.20%	to	1.60%	1.01%	to	1.43%
Emerging Growth Series - 2017	121,438	27.30	to	56.46	6,720,601	0.11%	1.20%	to	1.60%	29.31%	to	29.82%

High Yield Series - 2021	35,324	22.37	to	32.73	1,153,364	4.56%	1.20%	to	1.60%	1.91%	to	2.25%
High Yield Series - 2020	37,434	21.95	to	32.01	1,194,581	5.17%	1.20%	to	1.60%	3.83%	to	3.93%
High Yield Series - 2019	42,757	21.12	to	30.83	1,314,228	5.89%	1.20%	to	1.60%	12.94%	to	14.13%
High Yield Series - 2018	51,691	18.70	to	27.18	1,400,128	5.78%	1.20%	to	1.60%	-4.59%	to	-4.23%
High Yield Series - 2017	56,239	19.60	to	28.38	1,580,259	6.41%	1.20%	to	1.60%	4.98%	to	5.38%

High Yield Series SC - 2021	609	20.82	to	23.09	13,518	4.42%	1.25%	to	2.20%	1.12%	to	1.63%
High Yield Series SC - 2020	684	20.59	to	22.72	14,952	5.08%	1.25%	to	2.20%	0.04%	to	8.83%
High Yield Series SC - 2019	722	18.92	to	22.71	15,347	5.49%	1.25%	to	2.20%	11.89%	to	13.01%
High Yield Series SC - 2018	776	16.91	to	20.18	14,698	5.56%	1.25%	to	2.20%	-5.06%	to	-4.61%
High Yield Series SC - 2017	805	18.78	to	20.41	16,013	6.08%	1.25%	to	2.20%	4.28%	to	4.83%

Research Series - 2021	57,903	40.81	to	81.97	4,654,710	0.54%	1.20%	to	1.60%	22.85%	to	23.32%
Research Series - 2020	65,326	33.22	to	66.47	4,224,787	0.65%	1.20%	to	1.60%	14.79%	to	15.18%
Research Series - 2019	73,196	28.94	to	57.71	4,120,765	0.79%	1.20%	to	1.60%	30.83%	to	32.16%
Research Series - 2018	85,296	22.11	to	43.93	3,664,505	0.74%	1.20%	to	1.60%	-5.83%	to	-5.53%
Research Series - 2017	93,578	23.48	to	46.50	4,253,880	1.37%	1.20%	to	1.60%	21.47%	to	21.89%

Income Series II - 2021	47,592	22.68	to	25.68	1,217,581	3.09%	1.20%	to	1.60%	-1.09%	to	-0.73%
Income Series II - 2020	46,658	22.93	to	25.87	1,202,074	3.59%	1.20%	to	1.60%	1.53%	to	8.11%
Income Series II - 2019	49,755	21.21	to	25.48	1,186,672	3.56%	1.20%	to	1.60%	9.84%	to	10.93%
Income Series II - 2018	52,796	19.31	to	22.97	1,141,890	4.02%	1.20%	to	1.60%	-3.59%	to	-3.17%
Income Series II - 2017	56,630	20.03	to	22.43	1,263,704	4.69%	1.20%	to	1.60%	4.54%	to	4.96%

Income Series II SC - January 1, 2021- December 20, 2021	—	19.28	to	19.28	—	0.06%	1.20%	to	1.60%	-1.73%	to	-1.73%
Income Series II SC - 2020	180	19.62	to	19.62	3,524	3.40%	1.20%	to	1.60%	-5.17%	to	13.21%
Income Series II SC - 2019	186	17.33	to	20.69	3,414	0.00%	1.20%	to	1.60%	8.86%	to	9.88%
Income Series II SC - 2018	192	15.92	to	18.83	3,224	0.00%	1.20%	to	1.60%	-3.95%	to	-3.95%
Income Series II SC - 2017 - November 2, 2017 - December 31, 2017	187	17.48	to	17.48	3,270	0.00%	1.20%	to	1.60%	-0.11%	to	-0.11%

Pioneer
Equity Income VCT - 2021	12,718	34.33	to	40.18	507,775	1.25%	1.20%	to	2.20%	23.58%	to	23.86%
Equity Income VCT - 2020	13,124	27.78	to	32.44	423,259	2.05%	1.20%	to	2.20%	-11.17%	to	14.18%
Equity Income VCT - 2019	15,160	24.33	to	36.52	496,724	2.49%	1.20%	to	2.20%	22.51%	to	24.47%
Equity Income VCT - 2018	16,315	19.86	to	29.34	432,218	2.18%	1.20%	to	2.20%	-10.38%	to	-9.89%
Equity Income VCT - 2017	18,159	24.00	to	29.53	533,250	1.39%	1.20%	to	2.20%	13.21%	to	13.84%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Pioneer (cont’d)
Fund VCT - 2021	5,385	$35.30	to	$39.62	$206,252	0.09%	1.20%	to	2.20%	25.67%	to	26.06%
Fund VCT - 2020	5,947	28.09	to	31.43	180,629	0.46%	1.20%	to	2.20%	-5.98%	to	27.45%
Fund VCT - 2019	6,718	22.04	to	33.43	166,593	0.71%	1.20%	to	2.20%	28.14%	to	30.22%
Fund VCT - 2018	8,406	17.20	to	25.94	160,913	0.86%	1.20%	to	2.20%	-3.25%	to	-2.93%
Fund VCT - 2017	8,178	18.44	to	20.45	161,223	0.89%	1.20%	to	2.20%	19.43%	to	19.91%

Mid Cap Value VCT - 2021	57,005	42.79	to	61.76	3,481,562	0.97%	1.20%	to	1.60%	27.66%	to	28.11%
Mid Cap Value VCT - 2020	60,915	33.52	to	48.21	2,903,315	1.06%	1.20%	to	1.60%	0.57%	to	0.90%
Mid Cap Value VCT - 2019	60,108	33.33	to	47.78	2,838,759	1.38%	1.20%	to	1.60%	26.38%	to	27.68%
Mid Cap Value VCT - 2018	70,129	26.36	to	37.65	2,606,634	0.74%	1.20%	to	1.60%	-20.62%	to	-19.83%
Mid Cap Value VCT - 2017	76,293	33.19	to	47.24	3,563,923	0.84%	1.20%	to	1.60%	11.36%	to	12.48%

Mid Cap Value VCT II - 2021	5,938	30.49	to	35.98	192,813	0.70%	1.25%	to	2.20%	26.57%	to	27.59%
Mid Cap Value VCT II - 2020	8,228	24.09	to	28.20	209,674	0.86%	1.25%	to	2.20%	-0.37%	to	-13.39%
Mid Cap Value VCT II - 2019	8,184	24.18	to	32.56	208,755	1.25%	1.25%	to	2.20%	25.28%	to	26.46%
Mid Cap Value VCT II - 2018	10,571	19.30	to	25.85	219,078	0.48%	1.25%	to	2.20%	-21.26%	to	-20.48%
Mid Cap Value VCT II - 2017	10,458	24.51	to	28.71	274,146	0.60%	1.25%	to	2.20%	10.41%	to	11.45%

Real Estate Shares VCT - 2021	21,189	58.76	to	76.13	1,606,731	1.08%	1.20%	to	1.60%	38.88%	to	39.36%
Real Estate Shares VCT - 2020	22,772	42.31	to	54.63	1,238,346	1.54%	1.20%	to	1.60%	-8.78%	to	-12.24%
Real Estate Shares VCT - 2019	23,064	46.38	to	62.25	1,370,444	2.37%	1.20%	to	1.60%	26.11%	to	27.40%
Real Estate Shares VCT - 2018	24,592	36.76	to	48.86	1,152,700	2.71%	1.20%	to	1.60%	-8.73%	to	-8.34%
Real Estate Shares VCT - 2017	26,399	40.25	to	51.42	1,349,371	2.48%	1.20%	to	1.60%	1.86%	to	2.27%

Real Estate Shares VCT II - 2021	2,148	50.07	to	57.28	115,526	1.00%	1.25%	to	2.20%	37.86%	to	38.79%
Real Estate Shares VCT II - 2020	2,276	36.32	to	41.27	88,499	1.41%	1.25%	to	2.20%	-6.92%	to	-11.42%
Real Estate Shares VCT II - 2019	2,327	39.02	to	46.59	99,565	2.01%	1.25%	to	2.20%	25.10%	to	26.29%
Real Estate Shares VCT II - 2018	2,509	31.19	to	36.89	85,261	2.14%	1.25%	to	2.20%	-9.44%	to	-8.83%
Real Estate Shares VCT II - 2017	4,078	35.37	to	39.41	150,789	2.29%	1.25%	to	2.20%	1.20%	to	1.86%

DWS
Bond -January 1, 2021-October 28, 2021	—	22.51	to	22.51	—	4.07%	1.40%	to	1.40%	-1.44%	to	-1.44%
Bond - 2020	837	22.84	to	22.84	19,117	2.76%	1.40%	to	1.40%	7.53%	to	7.53%
Bond - 2019	846	21.24	to	21.24	17,970	3.14%	1.40%	to	1.40%	9.09%	to	9.09%
Bond - 2018	855	19.47	to	19.47	16,652	4.44%	1.40%	to	1.40%	-4.04%	to	-4.04%
Bond - 2017	858	20.29	to	20.29	17,414	2.42%	1.40%	to	1.40%	4.37%	to	4.37%

Global Opportunities - 2021	20,598	26.49	to	53.43	1,066,866	0.07%	1.20%	to	2.20%	12.48%	to	13.27%
Global Opportunities - 2020	21,685	23.55	to	47.17	991,789	0.49%	1.20%	to	2.20%	15.53%	to	18.40%
Global Opportunities - 2019	22,149	19.89	to	40.83	877,252	0.00%	1.20%	to	2.20%	18.46%	to	20.35%
Global Opportunities - 2018	27,711	16.79	to	34.13	914,389	0.00%	1.20%	to	2.20%	-22.27%	to	-21.68%
Global Opportunities - 2017	28,314	22.23	to	43.58	1,197,521	0.00%	1.20%	to	2.20%	17.37%	to	18.17%

Core Equity VIP - 2021	30,038	31.69	to	47.12	1,347,300	0.42%	1.20%	to	2.20%	23.02%	to	23.45%
Core Equity VIP - 2020	32,614	25.76	to	38.17	1,187,662	0.99%	1.20%	to	2.20%	11.02%	to	13.88%
Core Equity VIP - 2019	33,414	22.62	to	34.38	1,064,462	0.79%	1.20%	to	2.20%	27.08%	to	29.13%
Core Equity VIP - 2018	36,445	17.69	to	26.91	906,614	1.55%	1.20%	to	2.20%	-7.69%	to	-7.17%
Core Equity VIP - 2017	38,803	19.12	to	28.03	1,040,954	0.88%	1.20%	to	2.20%	18.59%	to	19.23%

International - 2021	97,490	12.20	to	20.20	1,962,262	2.47%	1.20%	to	1.60%	7.58%	to	7.96%
International - 2020	101,912	11.34	to	18.71	1,899,136	3.14%	1.20%	to	1.60%	0.98%	to	1.35%
International - 2019	108,085	11.23	to	18.46	1,986,726	2.91%	1.20%	to	1.60%	19.79%	to	21.10%
International - 2018	124,361	9.37	to	15.34	1,898,730	1.07%	1.20%	to	1.60%	-15.72%	to	-15.44%
International - 2017	124,253	11.11	to	18.14	2,239,882	7.17%	1.20%	to	1.60%	19.98%	to	20.53%

International B - 2021	1,030	12.32	to	12.71	12,827	1.80%	1.25%	to	2.20%	7.53%	to	15.03%
International B - 2020	1,624	10.71	to	11.82	18,331	2.91%	1.25%	to	2.20%	-27.66%	to	9.51%
International B - 2019	1,705	9.78	to	16.34	19,042	2.75%	1.25%	to	2.20%	18.55%	to	19.69%
International B - 2018	1,798	8.25	to	13.71	16,803	0.83%	1.25%	to	2.20%	-16.07%	to	-15.66%
International B - 2017	1,895	10.64	to	11.56	21,022	6.91%	1.25%	to	2.20%	19.69%	to	20.29%

Money Market - 2021	19,585	1.24	to	1.24	24,205	0.01%	1.40%	to	1.40%	-0.80%	to	-0.80%
Money Market - 2020	4,640	1.25	to	1.25	5,815	0.24%	1.40%	to	1.40%	-1.57%	to	-1.57%
Money Market - 2019	4,739	1.27	to	1.27	6,005	1.77%	1.40%	to	1.40%	0.79%	to	0.79%
Money Market - 2018	4,839	1.26	to	1.26	6,108	1.39%	1.40%	to	1.40%	0.00%	to	0.00%
Money Market - 2017	4,876	1.26	to	1.26	6,161	0.42%	1.40%	to	1.40%	-1.56%	to	-1.56%

Small Cap Index VIP - 2021	12,668	36.84	to	41.32	518,177	0.89%	1.20%	to	2.20%	12.35%	to	13.11%
Small Cap Index VIP - 2020	13,177	32.79	to	36.53	476,791	0.94%	1.20%	to	2.20%	-11.16%	to	23.92%
Small Cap Index VIP - 2019	13,665	26.46	to	41.12	419,324	1.08%	1.20%	to	2.20%	22.50%	to	24.47%
Small Cap Index VIP - 2018	14,143	21.60	to	33.39	350,682	1.05%	1.20%	to	2.20%	-12.92%	to	-12.30%
Small Cap Index VIP - 2017	17,640	26.16	to	28.53	496,331	0.95%	1.20%	to	2.20%	12.18%	to	12.95%

T. Rowe Price
Equity Income - 2021	135,736	27.68	to	84.65	9,531,887	1.59%	1.20%	to	2.20%	22.80%	to	23.79%
Equity Income - 2020	149,300	22.54	to	68.38	8,436,499	2.02%	1.20%	to	2.20%	-0.23%	to	-1.05%
Equity Income - 2019	161,828	22.78	to	68.54	9,219,434	2.34%	1.20%	to	2.20%	23.67%	to	25.63%
Equity Income - 2018	183,118	18.42	to	54.99	8,327,317	2.07%	1.20%	to	2.20%	-11.53%	to	-10.05%
Equity Income - 2017	203,413	20.82	to	61.63	10,351,239	1.71%	1.20%	to	2.20%	13.52%	to	15.33%

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
T. Rowe Price (cont’d)
International Stock - 2021	167,666	$18.47	to	$29.25	$4,790,220	0.59%	1.20%	to	2.20%	-0.91%	to	0.10%
International Stock - 2020	177,401	18.64	to	29.22	5,045,369	0.53%	1.20%	to	2.20%	11.31%	to	11.95%
International Stock - 2019	194,003	16.65	to	26.25	4,884,746	2.36%	1.20%	to	2.20%	25.00%	to	27.01%
International Stock - 2018	218,663	13.32	to	20.89	4,343,369	1.38%	1.20%	to	2.20%	-16.12%	to	-14.74%
International Stock - 2017	230,394	15.88	to	24.15	5,398,142	1.12%	1.20%	to	2.20%	25.14%	to	27.11%

Limited-Term Bond - 2021	119,950	11.10	to	18.12	2,082,000	1.36%	1.20%	to	2.20%	-2.12%	to	-1.25%
Limited-Term Bond - 2020	122,851	11.34	to	18.35	2,157,154	1.95%	1.20%	to	2.20%	2.44%	to	3.26%
Limited-Term Bond - 2019	124,291	11.07	to	17.77	2,108,222	2.42%	1.20%	to	2.20%	2.03%	to	3.70%
Limited-Term Bond - 2018	139,464	10.85	to	17.27	2,282,671	1.99%	1.20%	to	2.20%	-1.00%	to	-0.06%
Limited-Term Bond - 2017	152,322	10.96	to	17.32	2,504,875	1.47%	1.20%	to	2.20%	-1.17%	to	-0.18%

All-Cap Opportunities Portfolio - 2021	52,586	56.99	to	143.10	6,617,649	0.00%	1.20%	to	2.20%	18.93%	to	19.11%
All-Cap Opportunities Portfolio - 2020	58,668	47.92	to	120.14	6,206,356	0.00%	1.20%	to	2.20%	42.35%	to	51.60%
All-Cap Opportunities Portfolio - 2019	67,924	31.61	to	84.40	5,059,898	0.41%	1.20%	to	2.20%	31.98%	to	34.12%
All-Cap Opportunities Portfolio - 2018	74,569	23.95	to	63.44	4,175,648	0.16%	1.20%	to	2.20%	-0.46%	to	-0.07%
All-Cap Opportunities Portfolio - 2017	84,187	25.48	to	63.60	4,757,880	0.10%	1.20%	to	2.20%	32.27%	to	32.84%

Moderate Allocation - 2021	76,191	31.76	to	63.24	4,647,279	0.98%	1.20%	to	2.20%	8.75%	to	16.08%
Moderate Allocation - 2020	82,170	27.36	to	58.15	4,613,257	1.29%	1.20%	to	2.20%	13.15%	to	18.85%
Moderate Allocation - 2019	87,074	23.02	to	51.39	4,324,380	1.97%	1.20%	to	2.20%	17.15%	to	19.08%
Moderate Allocation - 2018	95,620	19.65	to	43.42	4,021,011	1.83%	1.20%	to	2.20%	-6.88%	to	-6.20%
Moderate Allocation - 2017	104,280	22.25	to	46.29	4,701,277	1.54%	1.20%	to	2.20%	15.23%	to	15.99%

Morgan Stanley
VIF Emerging Markets Equity - 2021	18,382	28.62	to	45.11	572,944	0.86%	1.20%	to	2.20%	1.38%	to	2.36%
VIF Emerging Markets Equity - 2020	19,621	28.23	to	44.07	601,356	1.21%	1.20%	to	2.20%	12.65%	to	13.76%
VIF Emerging Markets Equity - 2019	20,185	25.06	to	38.74	547,411	0.99%	1.20%	to	2.20%	16.99%	to	18.87%
VIF Emerging Markets Equity - 2018	28,534	21.28	to	32.59	657,011	0.46%	1.20%	to	2.20%	-19.29%	to	-17.97%
VIF Emerging Markets Equity - 2017	32,611	26.19	to	39.73	921,218	0.79%	1.20%	to	2.20%	32.10%	to	34.27%

VIF Core Plus Fixed Income - 2021	135,959	15.39	to	22.00	2,843,252	3.95%	1.20%	to	2.20%	-1.48%	to	-2.53%
VIF Core Plus Fixed Income - 2020	132,617	15.79	to	22.33	2,804,406	2.75%	1.20%	to	2.20%	-1.72%	to	5.48%
VIF Core Plus Fixed Income - 2019	139,096	14.97	to	22.72	2,770,296	4.21%	1.20%	to	2.20%	8.40%	to	10.24%
VIF Core Plus Fixed Income - 2018	173,912	13.81	to	20.61	3,174,208	2.58%	1.20%	to	2.20%	-2.81%	to	-1.85%
VIF Core Plus Fixed Income - 2017	190,279	14.21	to	19.50	3,552,888	3.23%	1.20%	to	2.20%	3.95%	to	4.95%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition date.